Inventories	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At March 31, 2014 and December 31, 2013, inventories consisted of the following:

	March 31, 2014	December 31, 2013
Finished goods	$751,027	$640,355
Raw materials and purchased components	194,808	185,146
Health care supplies	186,687	195,519
Work in process	74,250	76,084
Inventories	$1,206,772	$1,097,104